Investments Investments - Debt Service and Fixed Charge Coverage Ratios (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	$ 295.0	$ 312.1
Commercial mortgage loans	295.0	292.2
Delinquent amount of loans at end of period	0.0	19.9
Commercial mortgage loans | Nonperforming loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	0.0	0.0
Commercial mortgage loans | Less than 50 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	47.5	41.1
Commercial mortgage loans | 50 to 60 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	227.3	248.3
Commercial mortgage loans | 61 to 70 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	20.2	22.7
Middle market loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	102.1	106.9
Middle market loans | Less than 50 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	63.5	63.5
Middle market loans | 50 to 60 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	23.3	16.4
Middle market loans | 61 to 70 Percent
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	15.3	27.0
Greater than 1.20x | Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	112.3	106.1
Greater than 1.20x | Middle market loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	78.9	95.2
1.00 - 1.20x | Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	182.7	186.1
1.00 - 1.20x | Middle market loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	3.8	3.8
Less than 1.00x | Commercial mortgage loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	0.0	0.0
Less than 1.00x | Middle market loans
Loans and Leases Receivable Disclosure [Line Items]
Fair market value, trading	$ 19.4	$ 7.9